Commitments and Contingencies - Narrative (Details) - USD ($) $ in Millions	Feb. 25, 2020	Dec. 31, 2019	Dec. 31, 2018
Loss Contingency, Estimate [Abstract]
Accrual for legal proceedings and unasserted claims		$ 2
Maximum
Loss Contingency, Estimate [Abstract]
Accrual for legal proceedings and unasserted claims			$ 1
U.S. Cellular
Loss Contingency, Estimate [Abstract]
FCC License Auction, Percent of Bid Credit in Each Auction		25.00%
Subsequent Event
Long-term Purchase Commitment [Line Items]
Commitment to purchase assets	$ 146